EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 7, 2015 (Accession No. 0001193125-15-283195), to the currently effective Prospectus and Statement of Additional Information for each of Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF, each a series of DBX ETF Trust.